Accrued Expenses	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Expenses
3. Accrued Expenses	Accrued expenses consisted of the following:

December 31,	2011	2010
Accrued compensation	$317,097	$129,234
Other accrued expenses	91,884	116,424
Deferred rent	28,856	59,922

	$437,837	$305,580